Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	[1]	$ 90,448	$ 78,814
Accounts receivable, net	[1],[2]	221,373	160,910
Other current assets	[1],[3]	26,181	15,409
Total current assets	[1]	338,002	255,133
Note receivable - Anadarko	[1]	260,000	260,000
Property, plant and equipment
Cost	[1]	11,258,773	8,979,618
Less accumulated depreciation	[1]	2,848,420	2,213,718
Net property, plant and equipment	[1]	8,410,353	6,765,900
Goodwill	[1]	445,800	445,800
Other intangible assets	[1]	841,408	872,187
Equity investments	[1]	1,092,088	817,352
Other assets	[1],[4]	67,194	11,757
Total assets	[1]	11,454,845	9,428,129
Current liabilities
Accounts and imbalance payables	[1]	443,343	466,838
Accrued ad valorem taxes	[1]	36,986	33,136
Accrued liabilities	[1],[5]	127,874	47,899
Total current liabilities	[1]	608,203	547,873
Long-term liabilities
Long-term debt	[1]	4,787,381	3,464,712
APCWH Note Payable	[1],[6]	427,493	98,966
Deferred income taxes	[1]	280,017	139,635
Asset retirement obligations	[1]	300,024	152,267
Other liabilities	[1],[7]	132,130	3,494
Total long-term liabilities	[1]	5,927,045	3,859,074
Total liabilities	[1]	6,535,248	4,406,947
Equity and partners' capital
General partner units (2,583,068 units issued and outstanding at December 31, 2018 and 2017)	[1]	206,862	179,232
Net investment by Anadarko	[1]	1,388,018	1,050,171
Total partners' capital	[1]	4,861,830	4,959,453
Noncontrolling interest	[1]	57,767	61,729
Total equity and partners' capital	[1]	4,919,597	5,021,182
Total liabilities, equity and partners' capital	[1]	11,454,845	9,428,129
Common Units [Member]
Equity and partners' capital
Common units and Class C units	[1]	2,475,540	2,950,010
Class C Units [Member]
Equity and partners' capital
Common units and Class C units	[1],[8]	$ 791,410	$ 780,040

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $72.8 million and $36.3 million as of December 31, 2018 and 2017, respectively.
[3]	Other current assets includes affiliate amounts of $3.7 million and zero as of December 31, 2018 and 2017, respectively.
[4]	Other assets includes affiliate amounts of $42.2 million and zero as of December 31, 2018 and 2017, respectively.
[5]	Accrued liabilities includes affiliate amounts of $2.2 million and $0.2 million as of December 31, 2018 and 2017, respectively.
[6]	See Note 6 and Note 15.
[7]	Other liabilities includes affiliate amounts of $47.8 million and $0.7 million as of December 31, 2018 and 2017, respectively.
[8]	All outstanding Class C units will convert into the Partnership’s common units on a one-for-one basis immediately prior to the closing of the Merger (as defined in Note 15), if consummated. If the Merger is not consummated, the conversion will occur on March 1, 2020, unless the Partnership elects to convert such units earlier or Anadarko extends the conversion date. See Note 5 and Note 15.